INVENTORIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Components of Inventory
;	;	June 30, 2012 (Unaudited)		;	;	December 31, 2011 ;		;
Rawmaterials	;		$90,054	;	;		$76,381	;
Work inprocess	;	;	386,085	;	;	;	446,538	;
Finishedgoods	;	;	79,029	;	;	;	106,625	;
Reservefor obsolescence	;	;	(120,000)		;	;	(101,535)
Total	;		$435,168	;	;		$528,009	;

Inventories consist of the following at December 31:

	2011	2010
Raw materials	$76,381	$85,711
Work in process	446,538	394,540
Finished goods	106,625	221,791
Reserve for obsolescence	(101,535)	(133,000)
Total	$528,009	$569,042